Employee Benefits Provisions - Schedule of Employee Entitlements Annual Leave (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Entitlements Annual Leave [Abstract]
Opening Balance	$ 98,368	$ 77,780
Annual leave taken	(20,504)	(26,416)
Additional provisions raised	6,830	47,004
Closing balance	$ 84,694	$ 98,368